Supplement to the Current Prospectus

MFS® Asset Allocation Funds

MFS Aggressive Growth Allocation Fund
MFS Conservative Allocation Fund
MFS Growth Allocation Fund
MFS Moderate Allocation Fund

Effective immediately, the sub-section entitled “Performance Information” under the main heading “Risk Return Summary” is restated in its entirety as follows:

Performance Information

The bar chart and performance table below for each fund are intended to indicate some of the risks of investing in a fund by showing changes in that fund’s performance over time and how each fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The charts and tables provide past performance information. Each fund’s past performance (before and after taxes) does not indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Bar Charts.  The bar charts will show changes over time in the annual total return of each fund's Class A shares for ten calendar years, and assumes the reinvestment of distributions. The charts and related notes do not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of a fund’s shares. If these sales charges were included, they would reduce the returns shown. The return of a fund’s other classes of shares will differ from the Class A share returns shown in that fund’s bar chart, depending upon the expenses of those classes.

MFS Conservative Allocation Fund:

The total return for the three-month period ended March 31, 2010 was 3.27%. During the period(s) shown in the bar chart, the highest quarterly return was 10.76% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (9.28)% (for the calendar quarter ended December 31, 2008).

MFS Moderate Allocation Fund:

The total return for the three-month period ended March 31, 2010 was 4.01%. During the period(s) shown in the bar chart, the highest quarterly return was 13.80% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (15.13)% (for the calendar quarter ended December 31, 2008).

MFS Growth Allocation Fund:

The total return for the three-month period ended March 31, 2010 was 4.45%. During the period(s) shown in the bar chart, the highest quarterly return was 17.14% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (20.20)% (for the calendar quarter ended December 31, 2008).

MFS Aggressive Growth Allocation Fund:

The total return for the three-month period ended March 31, 2010 was 4.76%. During the period(s) shown in the bar chart, the highest quarterly return was 19.81% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (24.63)% (for the calendar quarter ended December 31, 2008).

Performance Tables.  The tables show how the average annual total returns of each class of each fund, before the deduction of taxes, compare to a broad measure of market performance and one or more other performance measures, and assume the deduction of the maximum applicable sales loads (initial sales charge and/or contingent deferred sales charge (CDSC), as applicable), and the reinvestment of distributions. In addition, for each fund’s Class A shares, the tables show average annual total returns after the deduction of taxes on distributions, such as capital gains and income distributions, and after the deduction of taxes on both distributions and on redemption of shares, assuming that the shares are redeemed at the end of the periods for which returns are shown.

MFS Conservative Allocation Fund:

Average Annual Total Returns (for the Periods Ended December 31, 2009)

Share Class	1 Year	5 Years	Life #
Returns Before Taxes
B Shares, with CDSC (Declining over Six Years from 4% to 0%)	17.28%	3.26%	4.45%
C Shares, with CDSC (1% for 12 Months)	20.28%	3.60%	4.45%
I Shares, at Net Asset Value	22.38%	4.63%	5.49%
529A Shares, With Initial Sales Charge (5.75%)	15.00%	2.87%	4.09%
529B Shares, with CDSC (Declining over Six Years from 4% to 0%)	17.07%	3.05%	4.22%
529C Shares, with CDSC (1% for 12 Months)	20.10%	3.41%	4.24%
R1 Shares, at Net Asset Value	21.28%	3.56%	4.33%
R2 Shares, at Net Asset Value	21.88%	4.01%	4.79%
R3 Shares, at Net Asset Value	22.22%	4.32%	5.12%
R4 Shares, at Net Asset Value	22.56%	4.61%	5.41%
A Shares, With Initial Sales Charge (5.75%)	15.13%	3.08%	4.30%
Returns After Taxes (Class A Shares Only)
A Shares’ Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)	14.03%	1.99%	3.42%
A Shares’ Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%)	9.92%	2.09%	3.26%
Benchmark Comparisons (Returns Before Taxes)
Barclays Capital U.S. Aggregate Bond Index*†	5.93%	4.97%	5.24%
MFS Conservative Allocation Fund Blended Index**†	14.67%	3.84%	5.38%

#	Life refers to the period from the commencement of the fund’s investment operations on June 28, 2002, through December 31, 2009.
*
The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

**	The MFS Conservative Allocation Fund Blended Index is comprised of the following indices:
(1)
The Barclays Capital U.S. Aggregate Bond Index (61%) is a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

(2)	The Standard & Poor’s 500 Stock Index (the S&P 500) (30%) is a market capitalization index of 500 widely held equity securities designed to measure broad U.S. equity performance.
(3)
The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (8%) is a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

(4)
The FTSE EPRA/NAREIT Global Real Estate Index (1%) measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

†	Source: FactSet Research Systems Inc.

MFS Moderate Allocation Fund:

Average Annual Total Returns (for the Periods Ended December 31, 2009)

Share Class	1 Year	5 Years	Life #
Returns Before Taxes
B Shares, with CDSC (Declining over Six Years from 4% to 0%)	22.23%	2.33%	4.82%
C Shares, with CDSC (1% for 12 Months)	25.16%	2.68%	4.82%
I Shares, at Net Asset Value	27.61%	3.73%	5.88%
529A Shares, With Initial Sales Charge (5.75%)	19.72%	1.95%	4.44%
529B Shares, with CDSC (Declining over Six Years from 4% to 0%)	22.08%	2.12%	4.58%
529C Shares, with CDSC (1% for 12 Months)	25.05%	2.47%	4.59%
R1 Shares, at Net Asset Value	26.21%	2.61%	4.67%
R2 Shares, at Net Asset Value	26.89%	3.09%	5.15%
R3 Shares, at Net Asset Value	27.09%	3.36%	5.46%
R4 Shares, at Net Asset Value	27.48%	3.64%	5.76%
A Shares, With Initial Sales Charge (5.75%)	19.82%	2.15%	4.65%
Returns After Taxes (Class A Shares Only)
A Shares’ Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)	18.81%	1.14%	3.85%
A Shares’ Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%)	13.02%	1.39%	3.66%
Benchmark Comparisons (Returns Before Taxes)
Standard & Poor's 500 Stock Index*†	26.46%	0.42%	3.60%
MFS Moderate Allocation Fund Blended Index**†	19.24%	3.16%	5.37%

#	Life refers to the period from the commencement of the fund’s investment operations on June 28, 2002, through December 31, 2009.
*	The Standard & Poor's 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
**	The MFS Moderate Allocation Fund Blended Index is comprised of the following indices:
(1)	The Standard & Poor’s 500 Stock Index (the S&P 500) (44%) is a market capitalization index of 500 widely held equity securities designed to measure broad U.S. equity performance.
(2)
Barclays Capital U.S. Aggregate Bond Index (41%) is a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

(3)
The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (13%) is a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

(4)
The FTSE EPRA/NAREIT Global Real Estate Index (2%) measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

†	Source: FactSet Research Systems Inc.

MFS Growth Allocation Fund:

Average Annual Total Returns (for the Periods Ended December 31, 2009)

Share Class	1 Year	5 Years	Life #
Returns Before Taxes
B Shares, with CDSC (Declining over Six Years from 4% to 0%)	27.32%	1.52%	5.01%
C Shares, with CDSC (1% for 12 Months)	30.33%	1.87%	5.01%
I Shares, at Net Asset Value	32.70%	2.90%	6.07%
529A Shares, With Initial Sales Charge (5.75%)	24.60%	1.16%	4.67%
529B Shares, with CDSC (Declining over Six Years from 4% to 0%)	27.26%	1.34%	4.79%
529C Shares, with CDSC (1% for 12 Months)	30.27%	1.68%	4.80%
R1 Shares, at Net Asset Value	31.39%	1.81%	4.91%
R2 Shares, at Net Asset Value	32.03%	2.27%	5.37%
R3 Shares, at Net Asset Value	32.27%	2.54%	5.69%
R4 Shares, at Net Asset Value	32.70%	2.85%	6.01%
A Shares, With Initial Sales Charge (5.75%)	24.73%	1.35%	4.89%
Returns After Taxes (Class A Shares Only)
A Shares’ Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)	23.91%	0.45%	4.19%
A Shares’ Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%)	16.26%	0.85%	3.99%
Benchmark Comparisons (Returns Before Taxes)
Standard & Poor's 500 Stock Index*†	26.46%	0.42%	3.60%
MFS Growth Allocation Fund Blended Index**†	23.94%	2.48%	5.38%

#	Life refers to the period from the commencement of the fund’s investment operations on June 28, 2002, through December 31, 2009.
*	The Standard & Poor's 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
**	The MFS Growth Allocation Fund Blended Index is comprised of the following indices:
(1)	The Standard & Poor’s 500 Stock Index (the S&P 500) (55%) is a market capitalization index of 500 widely held equity securities designed to measure broad U.S. equity performance.
(2)
Barclays Capital U.S. Aggregate Bond Index (21%) is a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

(3)
The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (21%) is a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

(4)
The FTSE EPRA/NAREIT Global Real Estate Index (3%) measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

†	Source: FactSet Research Systems Inc.

MFS Aggressive Growth Allocation Fund:

Average Annual Total Returns (for the Periods Ended December 31, 2009)

Share Class	1 Year	5 Years	Life #
Returns Before Taxes
B Shares, with CDSC (Declining over Six Years from 4% to 0%)	30.96%	0.37%	4.47%
C Shares, with CDSC (1% for 12 Months)	33.93%	0.73%	4.46%
I Shares, at Net Asset Value	36.33%	1.75%	5.51%
529A Shares, With Initial Sales Charge (5.75%)	28.15%	0.03%	4.12%
529B Shares, with CDSC (Declining over Six Years from 4% to 0%)	30.94%	0.18%	4.21%
529C Shares, with CDSC (1% for 12 Months)	33.79%	0.53%	4.24%
R1 Shares, at Net Asset Value	34.98%	0.65%	4.31%
R2 Shares, at Net Asset Value	35.70%	1.14%	4.80%
R3 Shares, at Net Asset Value	36.04%	1.40%	5.11%
R4 Shares, at Net Asset Value	36.28%	1.68%	5.41%
A Shares, With Initial Sales Charge (5.75%)	28.06%	0.20%	4.30%
Returns After Taxes (Class A Shares Only)
A Shares’ Returns After Taxes on Distributions, with Initial Sales Charge (5.75%)	27.73%	(0.37)%	3.87%
A Shares’ Returns After Taxes on Distributions and Sale of Class A Shares, with Initial Sales Charge (5.75%)	18.50%	0.11%	3.66%
Benchmark Comparisons (Returns Before Taxes)
Standard & Poor's 500 Stock Index*†	26.46%	0.42%	3.60%
MFS Aggressive Growth Allocation Fund Blended Index**†	28.96%	1.68%	5.36%

#	Life refers to the period from the commencement of the fund’s investment operations on June 28, 2002, through December 31, 2009.
*	The Standard & Poor's 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
**	The MFS Aggressive Growth Allocation Fund Blended Index is comprised of the following indices:
(1)	The Standard & Poor’s 500 Stock Index (the S&P 500) (65%) is a market capitalization index of 500 widely held equity securities designed to measure broad U.S. equity performance.
(2)
The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (30%) is a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

(3)
The FTSE EPRA/NAREIT Global Real Estate Index (5%) measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

†	Source: FactSet Research Systems Inc.

All performance results reflect any applicable fee and expense waivers in effect during the periods shown; without these, the results would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and will likely differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of each fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Each fund commenced investment operations on June 28, 2002, with the offering of Class A, Class B, Class C, and Class I shares, and subsequently offered Class 529A, Class 529B, and Class 529C shares on July 31, 2002; Class R2 shares on October 31, 2003; and Class R1, Class R3, and Class R4 shares on April 1, 2005.

Performance for each fund’s Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, and Class R4 shares includes the performance of the fund’s Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

The date of this supplement is July 2, 2010.